Filed Pursuant to Rule 497(c)
1933 Act File No. 033-96634
1940 Act File No. 811-09094

Prospectus
July 22, 2009

The Leuthold Funds

Leuthold
Global Clean Technology
Fund

Leuthold
Hedged Equity
Fund

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Leuthold Global Clean Technology Fund seeks capital appreciation and long term growth by investing in common stocks around the world that will benefit from the expected growth in spending and investment in energy efficient and “clean” technologies, innovations and solutions.

Leuthold Hedged Equity Fund seeks capital appreciation and income (or “total return”) by holding both long and short equity positions. The long equity portion of the Fund is generally invested in accordance with the investment strategy of the Leuthold Select Industries Fund, as well as other quantitative investment strategies, including but not limited to, the investment strategy of the Leuthold Select Equities Fund and the “Undervalued & Unloved” value screen utilized by the Leuthold Undervalued & Unloved Fund. The short equity portion of the Fund is generally invested in accordance with the investment strategy of the Grizzly Short Fund.

Please read this Prospectus and keep it for future reference. It contains important information, including information on how the Funds invest and the services they offer to shareholders.

An investment in the Funds is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Leuthold Global Clean Technology Fund
Leuthold Hedged Equity Fund
33 South Sixth Street
Suite 4600
Minneapolis, Minnesota 55402
800–273–6886

Table of Contents

Questions Every Investor Should Ask Before Investing in the Funds	1
Fees and Expenses	8
Other Information about the Funds’ Investment Objectives, Strategies and Risks	10
Management of the Funds	13
The Funds’ Share Prices	14
Purchasing Shares	14
Redeeming Shares	18
Exchanging Shares	22
Dividends, Distributions and Taxes	23
Financial Highlights	24

Questions Every Investor
Should Ask Before
Investing in the Funds

1.  What are the Funds’ Goals?

Leuthold Global Clean Technology Fund

Leuthold Global Clean Technology Fund seeks capital appreciation and long-term growth.

Leuthold Hedged Equity Fund

Leuthold Hedged Equity Fund seeks capital appreciation and income (or “total return”).

2.  What are the Funds’ Principal Investment Strategies?

Leuthold Global Clean Technology Fund

Leuthold Global Clean Technology Fund allocates its investments primarily in common stocks around the world that will benefit from the expected growth in spending and investment in energy efficient and “clean” technologies, innovations and solutions. The Fund will generally invest in four clean technology groups including: “Alternative Energy,” “Resource Conservation,” “Clean Water,” and “Clean Environment.” Securities are selected based on their expectations for long term capital appreciation. The Fund may invest in companies of all sizes and industries as well as in “growth” stocks and “value” stocks.

The Fund selects equity securities on a company-by-company basis primarily through the use of fundamental analysis. The Fund attempts to identify companies for possible investment by analyzing their valuations and growth prospects based on an understanding of their:

➢	leadership potential;
➢	proprietary and technological advantages over competitors;
➢	financial condition;
➢	their sales and earnings growth potential within their specific markets; and
➢	economic, political and regulatory environment.

The following characteristics will also be considered in analyzing the attractiveness of such companies: macro economic trends, developing technologies and regulatory and/or legal issues or trends that may create opportunities or affect the growth of respective industries. The strategy described above is referred to collectively as the “Global Clean Technology Strategy.”

The Fund considers a group to be a collection of stocks whose investment performance tends to be similarly influenced by a variety of factors. The Fund primarily monitors the four following groups:

➢	Alternative Energy Sector;
➢	Resource Conservation Sector;
➢	Clean Water Sector; and
➢	Clean Environment Sector.

To enhance the Global Clean Technology Strategy, the universe of stocks the Fund employs for security selection will be organized among over 30 different “sub-industries” which will generally fall into one of the four clean technology groups discussed above. This approach (referred to as the “Global Clean Technology Industry Framework”) will help to identify specific clean technology industries that are showing signs of unusual strength or weakness and at times, may be used as a basis for establishing overweight or underweight industry weightings in the Fund’s portfolio. The Fund continuously monitors and updates its investment discipline and may adjust its portfolio as necessary to keep the Fund invested in stocks in those securities and clean technology groups the Fund believes are the most attractive. Such adjustments should not result in high portfolio turnover. The Fund does not expect its portfolio turnover to exceed 100%.

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Normally, the Fund will invest at least 40% of its assets in securities from international markets, unless market conditions are not deemed favorable by the Fund, in which case the Fund may invest less than 40% of its assets in securities from international markets. International markets are recognized stock exchanges or over-the-counter markets outside of the United States on which securities of international companies trade (namely, companies organized under the laws of a country outside of the United States or having a principal office in a country outside of the United States). The Fund may invest in emerging market countries.

The Fund’s investments in common stocks and other equity securities may consist of the following from around the world:

➢	Large, mid or small capitalization common stocks;
➢	Growth stocks, value stocks or cyclical stocks;
➢	Aggressive stocks or defensive stocks;
➢	Equity mutual funds and exchange-traded funds; and
➢	Options.

The Fund anticipates that it will typically hold the securities in which it invests for a year or longer. However, a specific security may be sold earlier than a year if, for instance, a security appreciates to the point of excessive valuation, or a company fails to meet expectations for growth or faces developing technologies or regulatory and/or legal issues or trends that will likely have a significant adverse effect on the company’s growth. Additionally, under the Global Clean Technology Industry Framework, a security may be sold if it lags its specific industry group by a pre-determined amount and length of time.

Leuthold Hedged Equity Fund

Leuthold Hedged Equity Fund pursues its investment objective by establishing long and short positions in common stock and other equity securities. The Fund will generally try to maintain equal weightings of gross long exposure and gross short exposure. The Fund will invest in companies of all sizes and industries as well as in “growth” stocks and “value” stocks.

The Fund utilizes a disciplined, unemotional, quantitative investment approach that is based on the belief investors can achieve superior investment performance through group selection. In investing in common stock and other equity securities for the Fund’s long equity positions, the Fund generally uses the investment strategy of the Leuthold Select Industries Fund (the “Select Industries Strategy”). The Fund may also use other quantitative investment strategies, including but not limited to, the investment strategy of the Leuthold Select Equities Fund (the “Select Equities Strategy”) and the “Undervalued & Unloved” value screen utilized by the Leuthold Undervalued & Unloved Fund, in varying proportions depending on market conditions. These strategies are discussed below.

The Fund believes that as shifts among industry groups in the equity market have become more dramatic, group selection has become as important as individual stock selection in determining investment performance. The Fund considers a group to be a collection of stocks whose investment performance tends to be similarly influenced by a variety of factors. The Select Industries Strategy currently monitors about 150 groups. The major types of groups the Select Industries Strategy monitors are:

➢	Traditional Broad Economic Sectors such as Information Technology, Health Care, or Financial Services.
➢	Thematic Broad Groups that may bridge a number of industries such as “Inflation Beneficiaries” or “Affluent Consumer”.
➢	Industry Specific Groups comprised of narrower themes. Examples include “Airlines,” “Healthcare Facilities” or “Semiconductors”.

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The Fund continuously updates its investment discipline and adjusts the Fund’s portfolio as necessary to keep the Fund invested in stocks in those groups which the Fund believes are the most attractive. The Fund expects that such adjustments will result in high portfolio turnover.

The Select Equities Strategy follows a universe of common stocks (mainly domestic) that:

➢	Have a market capitalization in excess of $1.0 billion (adjusted for market conditions); and
➢	Trade, on average, shares having a value of $6 million or more each day (adjusted for market conditions).

In determining which stocks to purchase, the Select Equities Strategy calculates a quantitative index for each security in the universe of stocks it follows that is designed to identify those securities that Leuthold Weeden Capital Management (the “Adviser”) expects are most likely to increase in price or outperform the market (the “Opportunity Index”). In calculating the Opportunity Index, the Adviser considers twelve or more components. Some of the components include fundamental factors (such as price/earnings ratios or growth rates), technical factors (such as price movements) and market factors (such as institutional trading activity or insider buying or selling and the performance of stocks within groups).

The “Undervalued & Unloved” value screen has been in existence for over 25 years and the Adviser has more recently included investments selected by this value screen in managed account and investment company portfolios. The “Undervalued & Unloved” value screen is designed to identify those securities that appear to be out-of-favor or overlooked, securities with prices that the Adviser believes are low in relation to their intrinsic value. In deriving a list of potential candidates, the Adviser considers seven or more screening criteria. Some of the screening criteria include fundamental factors (such as price/earnings ratios and dividend yield) and some include market factors (such as trading volume and market capitalization).

In investing in common stock and other equity securities for the Fund’s short equity positions, the Fund generally uses the investment strategy of the Grizzly Short Fund (the “Grizzly Short Strategy”). Short selling involves the sale of borrowed securities. When the Fund sells a stock short, it incurs an obligation to replace the stock borrowed at whatever its price may be at the time it purchases the stock for delivery to the securities lender. The Fund will realize a gain if at that time the price of the stock is less than the price of the stock when it was sold short, and will realize a loss if at that time the price of the stock is greater than the price of the stock when it was sold short.

The Grizzly Short Strategy follows a universe of domestic common stocks that:

➢	Have a market capitalization in excess of $1.0 billion (adjusted for market conditions); and
➢	Trade, on average, shares having a value of $6 million or more each day (adjusted for market conditions).

In determining which stocks to sell short, the Adviser calculates a quantitative index for each security that it follows that is designed to identify those securities that are most likely to decline in price or underperform the market (the “Vulnerability Index”). In calculating a Vulnerability Index the Adviser considers twelve or more components. Some of the components include fundamental factors such as earnings growth or dividends, while other components consider market factors such as institutional trading activity or insider buying or selling. From time to time the Fund may sell short index-related securities (for example, an exchange traded fund that tracks an index). The Fund will do so to rapidly increase its short position.

The Fund also follows a disciplined approach in determining when to cover its short positions. The factors the Adviser considers in determining when to cover short positions include:

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➢	Price movements of the stocks sold short;
➢	Changes in the Vulnerability Index;
➢	Daily trading volume of the stock; and
➢	News and articles concerning the stock appearing in financial services and publications.

In an effort to enhance return, the Adviser also may invest in options, futures contracts and other derivative instruments.

3.  What are the Principal Risks of Investing in the Funds?

Investors in each of the Funds may lose money. There are risks associated with each Fund’s principal investment strategies, and these principal risks are discussed below. For a discussion of any non-principal investment risks, see “Other Information About the Funds’ Investment Objectives, Strategies and Risks”.

Leuthold Global Clean Technology Fund

➢	Market Risk: The prices of the securities in which the Fund invests may decline for a number of reasons. The price declines of common stocks may be steep, sudden and/or prolonged.
➢	Foreign Securities Risk: The securities of foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. The costs associated with securities transactions are often higher in foreign countries than the U.S. The U.S. dollar value of foreign securities traded in foreign currencies (and any dividends and interest earned) held by the Fund or by mutual funds and exchange-traded funds in which the Fund invests may be affected favorably or unfavorably by changes in foreign currency exchange rates. An increase in the U.S. dollar relative to these other currencies will adversely affect the foreign securities of the Fund. Additionally, investments in foreign securities, even those publicly traded in the United States, may involve risks which are in addition to those inherent in domestic investments. Foreign companies may not be subject to the same regulatory requirements of U.S. companies, and as a consequence, there may be less publicly available information about such companies. Also foreign companies may not be subject to uniform accounting, auditing, and financial reporting standards and requirements comparable to those applicable to U.S. companies. Foreign governments and foreign economies can be less stable than the U.S. Government and the U.S. economy.
➢	Smaller and Medium Capitalization Companies Risk: The securities of smaller capitalization companies are generally riskier than larger capitalization companies since they don’t have the financial resources or the well established businesses of the larger companies. Generally, the share prices of stocks of smaller capitalization companies are more volatile than those of larger capitalization companies. The returns of stocks of smaller capitalization companies may vary, sometimes significantly, from the returns of the overall market. Smaller capitalization companies tend to perform poorly during times of economic stress. Finally, relative to large company stocks, the stocks of smaller capitalization companies may be thinly traded, and purchases and sales may result in higher transaction costs. The securities of medium capitalization companies generally trade in lower volumes than those of large capitalization companies and tend to be more volatile because mid-cap companies tend to be more susceptible to adverse business or economic events than larger more established companies.

4   Prospectus

➢	Manager Risk: The Fund is actively managed and its performance therefore will reflect in part the ability of the Fund’s portfolio managers to make investment decisions that are suited to achieving the Fund’s investment objective. The Fund could underperform other mutual funds with similar investment objectives.
➢	Sector and Industry Risk: The Fund’s overall risk level will depend in part on the market sectors and industries in which the Fund is invested. The Fund may overweight or underweight certain companies, sectors or industries, which may cause the Fund’s performance to be more or less sensitive to developments affecting those companies, sectors or industries.
➢	Emerging Market Securities Risk: The Fund may invest in foreign securities issued by companies located in developing or emerging countries. Investing in emerging market securities imposes risks different from, or greater than, risks of investing in foreign developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible repatriation of investment income and capital. Also, inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.
Additional risks of emerging markets securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause the Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

As a result, the Fund is a suitable investment only for those investors who have long-term investment goals. Prospective investors who are uncomfortable with an investment that may decrease in value should not invest in the Fund.

Leuthold Hedged Equity Fund

➢	Market Risk: The Fund invests principally in common stocks. The prices of the stocks in which the Fund invests may decline for a number of reasons. The price declines may be steep, sudden and/or prolonged.
➢	Short Sales Risk: The Fund may make short sales, which involves selling a security the Fund does not own in anticipation that the security’s price will decline. The Fund must borrow those securities to make delivery to the buyer. The Fund may not always be able to borrow a security it wants to sell short. The Fund will suffer a loss if it sells a security short and the value of the security rises rather than falls. It is possible that the Fund’s long positions will decline in value at the same time that the value of its short positions increase, thereby increasing potential losses to the Fund.

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Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. The Fund’s investment performance will also suffer if it is required to close out a short position earlier than it had intended. This would occur if the securities lender required the Fund to deliver the securities the Fund borrowed at the commencement of the short sale and the Fund was unable to borrow such securities from other securities lenders. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund’s open short positions. These expenses may negatively impact the performance of the Fund. Short positions introduce more risk to the Fund than long positions (purchases) because the maximum sustainable loss on a security purchased (held long) is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security. Therefore, in theory, securities sold short have unlimited risk.
➢	Foreign Securities Risk: Some of the securities in which the Fund invests may be issued by foreign companies, either directly or through American Depository Receipts (“ADRs”). Investments in these securities, even though publicly traded in the United States, may involve risks which are in addition to those inherent in domestic investments. The securities of foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. The costs associated with securities transactions are often higher in foreign countries than the U.S. The U.S. dollar value of foreign securities traded in foreign currencies (and any dividends and interest earned) held by the Fund or by mutual funds and exchange-traded funds in which the Fund invests may be affected favorably or unfavorably by changes in foreign currency exchange rates. An increase in the U.S. dollar relative to these other currencies will adversely affect the foreign securities of the Fund. Additionally, investments in foreign securities, even those publicly traded in the United States, may involve risks which are in addition to those inherent in domestic investments. Foreign companies may not be subject to the same regulatory requirements of U.S. companies, and as a consequence, there may be less publicly available information about such companies. Also foreign companies may not be subject to uniform accounting, auditing, and financial reporting standards and requirements comparable to those applicable to U.S. companies. Foreign governments and foreign economies can be less stable than the U.S. Government and the U.S. economy.
➢	High Portfolio Turnover Risk: High portfolio turnover necessarily results in correspondingly greater transaction costs (such as brokerage commissions or markups or markdowns) which the Fund must pay and increased realized gains (or losses) to investors. Distributions to shareholders of short-term capital gains are taxed as ordinary income under federal income tax laws. The calculation of the Fund’s portfolio turnover rate excludes purchases and sales of short positions. Consequently, the transaction costs incurred by the Fund are likely to be greater than the transaction costs incurred by a mutual fund investing exclusively in common stocks that has a similar portfolio turnover rate.

6   Prospectus

➢	Quantitative Investment Approach Risk: The Fund utilizes a quantitative investment approach. While the Adviser continuously reviews and refines, if necessary, its investment approach, there may be market conditions where the quantitative investment approach performs poorly. For example, the investment approach is dependent upon adequate liquidity in the markets traded, and a diminution in the liquidity of the markets traded could impair the Fund’s performance. The investment approach is also dependent on historical relationships that may not always be true and may result in losses.
➢	Manager Risk: The Fund is actively managed and its performance therefore will reflect in part the ability of the Fund’s portfolio managers to make investment decisions that are suited to achieving the Fund’s investment objective. The Fund could underperform other mutual funds with similar investment objectives.
➢	Derivatives Risk: A small investment in derivatives could have a potentially large impact on the Fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid and difficult to value, and there is a risk that changes in the value of a derivative held by the Fund will not correlate with the Fund’s other investments.
➢	Commodities Risk: Commodity investments involve the risk of volatile market price fluctuation of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.
➢	Smaller and Medium Capitalization Companies Risk: The securities of smaller capitalization companies are generally riskier than larger capitalization companies since they don’t have the financial resources or the well established businesses of the larger companies. Generally, the share prices of stocks of smaller capitalization companies are more volatile than those of larger capitalization companies. The returns of stocks of smaller capitalization companies may vary, sometimes significantly, from the returns of the overall market. Smaller capitalization companies tend to perform poorly during times of economic stress. Finally, relative to large company stocks, the stocks of smaller capitalization companies may be thinly traded, and purchases and sales may result in higher transaction costs. The securities of medium capitalization companies generally trade in lower volumes than those of large capitalization companies and tend to be more volatile because mid-cap companies tend to be more susceptible to adverse business or economic events than larger more established companies.

As a result the Fund is a suitable investment only for those investors having long-term investment goals. Prospective investors who are uncomfortable with an investment that may decrease in value should not invest in the Fund.

4.  How have the Funds Performed?

Performance information for the Funds will be provided once they have annual returns for a full calendar year. Please remember that each Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.

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Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Funds.

Shareholder Fees

(fees paid directly from your investment)

	Leuthold Global Clean Technology Fund (Retail)	Leuthold Global Clean Technology Fund (Institutional)	Leuthold Hedged Equity Fund (Retail)	Leuthold Hedged Equity Fund (Institutional)

Maximum Sales Charge (Load) Imposed on Purchases	No Sales	No Sales	No Sales	No Sales
(as a percentage of offering price)	Charge	Charge	Charge	Charge
Maximum Deferred	No Deferred	No Deferred	No Deferred	No Deferred
Sales Charge (Load)	Sales Charge	Sales Charge	Sales Charge	Sales Charge
Maximum Sales Charge (Load) Imposed on	No Sales	No Sales	No Sales	No Sales
Reinvested Dividends and Distributions	Charge	Charge	Charge	Charge
Redemption Fee	2%(1)(2)	2%(1)(2)	2%(1)(2)	2%(1)(2)
Exchange Fee	2%(1)(3)	2%(1)(3)	2%(1)(3)	2%(1)(3)

(1)	If you redeem or exchange shares of the Leuthold Global Clean Technology Fund you have owned for less than 30 calendar days, or shares of the Leuthold Hedged Equity Fund you have owned for less than 5 business days, a 2% fee will be deducted from the value of your redemption or exchange proceeds. This fee is payable to the Fund. The Fund may, in its sole discretion, waive this fee in the case of death, disability, hardship or other limited circumstances that do not indicate market timing strategies.
(2)	Our transfer agent charges a fee of $15.00 for each wire redemption.
(3)	Our transfer agent charges a fee of $5.00 for each telephone exchange.

8   Prospectus

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets)

	Leuthold Global Clean Technology Fund (Retail)		Leuthold Global Clean Technology Fund (Institutional)		Leuthold Hedged Equity Fund (Retail)		Leuthold Hedged Equity Fund (Institutional)

Management Fees	1.00%		1.00%		1.25%		1.25%
Distribution (12b-1) Fees	0.25%		None		0.25%		None
Other Expenses	0.93	%(1)	0.93	%(1)	1.50	%(1)	1.50	%(1)

Service Fees	None		None		None		None
Dividend on Short Positions	0.00%		0.00%		0.86%		0.86%
All remaining Other Expenses	0.93%		0.93%		0.64%		0.64%
Acquired Fund Fees and Expenses	0.10	%(2)	0.10	%(2)	0.02	%(2)	0.02	%(2)
Total Annual Fund Operating Expenses	2.28	%(3)	2.03	%(3)	3.02	%(3)	2.77	%(3)

Expense (Reimbursement) or Recovery	(0.33	)%(4)	(0.08	)%(4)	—	%(4)	—	%(4)

Net Expenses	1.95	%(4)	1.95	%(4)	3.02	%(4)	2.77	%(4)

(1)	Other Expenses are based on estimated amounts for the current fiscal year.
(2)	Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year. These Funds indirectly bear a pro rata share of the fees and expenses of each underlying fund in which they invest. Since Acquired Fund Fees and Expenses are not directly borne by the Funds, they are not reflected in the Funds’ financial statements, with the result that the information presented in the Expense Table may differ from that presented in the Financial Highlights.
(3)	The estimated Total Annual Fund Operating Expenses after Expense Reimbursement for the Retail Shares of the Leuthold Global Clean Technology Fund excluding Acquired Fund Fees and Expenses and dividends and interest on short positions are 1.85%. The estimated Total Annual Fund Operating Expenses after Expense Reimbursement for the Institutional Shares of the Leuthold Global Clean Technology Fund excluding Acquired Fund Fees and Expenses and dividends and interest on short positions are 1.85%. The estimated Total Annual Fund Operating Expenses for the Retail Shares of the Leuthold Hedged Equity Fund excluding Acquired Fund Fees and Expenses and dividends and interest on short positions are 2.14%. The estimated Total Annual Fund Operating Expenses for the Institutional Shares of the Leuthold Hedged Equity Fund excluding Acquired Fund Fees and Expenses and dividends and interest on short positions are 1.89%.
(4)	The Adviser has agreed to waive its advisory fee to the extent necessary to insure that Net Expenses (excluding dividends on short positions and Acquired Fund Fees and Expenses) do not exceed 1.85% of the average daily net assets of the Leuthold Global Clean Technology Fund, and 2.20% of the average daily net assets of the Leuthold Hedged Equity Fund. If, in any of the three fiscal years following any fiscal year in which the Adviser has reimbursed a Fund for excess expenses, the Fund’s expenses are less than the expense limitation above, the Fund will repay to the Adviser the amount the Adviser reimbursed the Fund (in no event may a Fund’s expenses exceed the expense limitation above).

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Example

This Example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in each of the Funds for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that each Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Leuthold Global Clean Technology Fund (Retail)	Leuthold Global Clean Technology Fund (Institutional)	Leuthold Hedged Equity Fund (Retail)	Leuthold Hedged Equity Fund (Institutional)

1 Year	$198	$198	$305	$280
3 Years	$647	$621	$933	$859
5 Years	$1,158	$1,078	$1,587	$1,464
10 Years	$2,563	$2,345	$3,337	$3,099

Other Information About
The Funds’ Investment
Objectives, Strategies
and Risks

The Leuthold Global Clean Technology Fund seeks capital appreciation and long-term growth. The Leuthold Hedged Equity Fund seeks capital appreciation and income (or “total return”). The investment performance of the Hedged Equity Fund should be less volatile than the returns of a mutual fund that invests only in equity securities or of a mutual fund that invests only in short equity positions.

Although they have no intention of doing so, each Fund may change its investment objective without obtaining shareholder approval. Shareholders will be notified of any such change. Please remember that an investment objective is not a guarantee. An investment in each Fund might not appreciate and investors could lose money.

The Funds may, in response to adverse market, economic, political or other conditions, take temporary defensive positions. This means that these Funds may invest more than 20% of their assets in money market instruments (like U.S. Treasury Bills, commercial paper or repurchase agreements). Neither of the Funds will seek capital appreciation (or long-term growth, in the case of the Leuthold Global Clean Technology Fund) to the extent that it invests in money market instruments since these securities earn interest but do not appreciate in value. Because part of the Leuthold Hedged Equity Fund’s principal investment strategy is to effect short sales, a significant portion of its assets will be held in liquid securities, including money market instruments, as “cover” for its short sales. When the Funds are not taking a temporary defensive position, they still may hold some cash and money market instruments so that they can pay their expenses, satisfy redemption requests, take advantage of investment opportunities, or as part of their normal asset allocation process. A description of how the Funds make individual securities selections follows.

How Leuthold Global Clean Technology Fund Makes Individual Security Selections

Leuthold Global Clean Technology selects equity securities on a company-by-company basis primarily through the use of fundamental analysis. The Fund attempts to identify companies for possible investment by analyzing their valuations and growth prospects based on an understanding of their:

➢	leadership potential;
➢	proprietary and technological advantages over competitors;
➢	financial condition;
➢	their sales and earnings growth potential within their specific markets; and
➢	economic, political and regulatory environment.

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The following characteristics will also be considered in analyzing the attractiveness of such companies: macro economic trends, developing technologies and regulatory and/or legal issues or trends that may create opportunities or affect the growth of respective industries.

To enhance the Global Clean Technology Strategy, the universe of stocks the Fund employs for security selection will be organized among over 30 different “sub-industries” which will generally fall into one of the following four clean technology groups: “Alternative Energy,” “Resource Conservation,” “Clean Water,” and “Clean Environment.” The Global Clean Technology Industry Framework helps to identify specific clean technology industries that are showing signs of unusual strength or weakness and at times, may be used as a basis for establishing overweight or underweight industry weightings in the Fund’s portfolio.

The Fund anticipates that it will typically hold the securities in which it invests for a year or longer. However, a specific security may be sold earlier than a year if, for instance, a security appreciates to the point of excessive valuation, or a company fails to meet expectations for growth or faces developing technologies or regulatory and/or legal issues or trends that will likely have a significant adverse effect on the company’s growth. Additionally, under the Global Clean Technology Industry Framework, a security may be sold if it lags its specific industry group by a pre-determined amount and length of time.

In addition to investing in individual stocks, the Fund may invest in mutual funds, exchange-traded funds, unit investment trusts or closed-end investment companies which invest in a specific category of clean technology common stocks. The Fund may do so to obtain (a) exposure to certain foreign markets by investing in clean technology international funds, (b) increased exposure to a particular clean technology industry by investing in a sector fund, or (c) a broad exposure to small capitalization stocks by investing in small cap funds.

How Leuthold Hedged Equity Fund Makes Individual Security Selections

The Fund utilizes a disciplined, unemotional, quantitative investment approach that is based on the belief investors can achieve superior investment performance through group selection. In investing in common stock and other equity securities for the Fund’s long equity positions, the Fund generally uses the Select Industries Strategy. The Fund may also use other quantitative investment strategies, including but not limited to, the Select Equities Strategy and the Undervalued & Unloved value screen, in varying proportions depending on market conditions.

The Select Industries Strategy currently monitors about 150 groups. The major types of groups the Select Industries Strategy monitors are:

➢	Traditional Broad Economic Sectors such as Information Technology, Health Care, or Financial Services.
➢	Thematic Broad Groups that may bridge a number of industries such as “Inflation Beneficiaries” or “Affluent Consumer”.
➢	Industry Specific Groups comprised of narrower themes. Examples include “Airlines,” “Healthcare Facilities” or “Semiconductors”.

The Fund continuously updates its investment discipline and adjusts the Fund’s portfolio as necessary to keep the Fund invested in stocks in those groups which the Fund believes are the most attractive.

The Select Equities Strategy follows a universe of common stocks (mainly domestic) that:

➢	Have a market capitalization in excess of $1.0 billion (adjusted for market conditions); and
➢	Trade, on average, shares having a value of $6 million or more each day (adjusted for market conditions).

Prospectus   11

In determining which stocks to purchase, the Select Equities Strategy calculates a quantitative index for each security in the universe of stocks it follows that is designed to identify those securities that the Adviser expects are most likely to increase in price or outperform the market. In calculating the Opportunity Index, the Adviser considers twelve or more components. Some of the components include fundamental factors (such as price/earnings ratios or growth rates), technical factors (such as price movements) and market factors (such as institutional trading activity or insider buying or selling and the performance of stocks within groups).

The “Undervalued & Unloved” value screen is designed to identify those securities that appear to be out-of-favor or overlooked, securities with prices that the Adviser believes are low in relation to their intrinsic value. In deriving a list of potential candidates, the Adviser considers seven or more screening criteria. Some of the screening criteria include fundamental factors (such as price/earnings ratios and dividend yield) and some include market factors (such as trading volume and market capitalization).

In investing in common stock and other equity securities for the Fund’s short equity positions, the Fund generally uses the Grizzly Short Strategy.

The Grizzly Short Strategy follows a universe of domestic common stocks that:

➢	Have a market capitalization in excess of $1.0 billion (adjusted for market conditions); and
➢	Trade, on average, shares having a value of $6 million or more each day (adjusted for market conditions).

In determining which stocks to sell short, the Adviser calculates a quantitative index for each security that it follows that is designed to identify those securities that are most likely to decline in price or underperform the market. In calculating a Vulnerability Index the Adviser considers twelve or more components. Some of the components include fundamental factors such as earnings growth or dividends, while other components consider market factors such as institutional trading activity or insider buying or selling.

The Fund also follows a disciplined approach in determining when to cover its short positions. The factors the Adviser considers in determining when to cover short positions include:

➢	Price movements of the stocks sold short;
➢	Changes in the Vulnerability Index;
➢	Daily trading volume of the stock; and
➢	News and articles concerning the stock appearing in financial services and publications.

In addition to investing in individual stocks, the Fund may invest in mutual funds, exchange-traded funds, unit investment trusts or closed-end investment companies which invest in a specific category of common stocks. The Fund may do so to obtain (a) exposure to certain foreign markets by investing in international funds, (b) increased exposure to a particular industry by investing in a sector fund, or (c) a broad exposure to small capitalization stocks by investing in small cap funds.

Additional Risks for Leuthold Global Clean Technology Fund and Leuthold Hedged Equity Fund

There are a number of risks associated with the various securities in which the Funds may at times invest. These include:

Risks associated with purchasing Put and Call Options.    If one of these Funds purchases a put or call option and does not exercise or sell it prior to the option’s expiration date, the Fund will realize a loss in the amount of the entire premium paid, plus commission costs. It is possible, although not likely, that there may be times when a market for the Funds’ outstanding options does not exist.

Additional costs associated with Registered Investment Companies.    When one of the Funds invests in a registered investment company, the

12   Prospectus

Fund’s shareholders bear not only their proportionate share of the expenses of the Fund (such as operating costs and investment advisory fees) but also, indirectly, similar expenses of the registered investment companies in which the Fund invests.

Disclosure of Portfolio Holdings

A description of the Funds’ policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the Funds’ Statement of Additional Information.

Management of
The Funds

Leuthold Weeden Capital Management manages each Fund’s investments

Leuthold Weeden Capital Management is the investment adviser to each Fund. The Adviser’s address is:

33 South Sixth Street
Suite 4600
Minneapolis, MN 55402

The Adviser is the successor to Leuthold & Anderson, Inc., which commenced operations in 1987, and Leuthold, Weeden & Associates, L.P., which commenced operations in 1991, and has been each Fund’s only investment adviser. As the investment adviser to the Funds, the Adviser manages the investment portfolio for each Fund. It makes the decisions as to which securities to buy and which securities to sell. The following table identifies the annual investment advisory fee that each of the Funds pays to the Adviser:

Leuthold Global Clean Technology Fund:	1.00%
Leuthold Hedged Equity Fund:	1.25%

A discussion regarding the basis for the Board of Directors approving each of the investment advisory agreements for the Funds with the Adviser will be available in the Funds’ annual report to shareholders for the period ending September 30, 2009.

The following table identifies the portfolio managers for each of the Funds. Unless otherwise noted, the portfolio managers are equally responsible for the day-to-day management of the Funds that they manage.

Leuthold Global Clean Technology Fund:
Steven C. Leuthold	Eric Bjorgen, CFA

Leuthold Hedged Equity Fund: Steven C. Leuthold	Matthew B. Paschke, CFA
James E. Floyd, CFA	Eric C. Bjorgen, CFA
Greg M. Swenson, CFA

Mr. Leuthold is the chief investment officer and a managing member of the Adviser. Mr. Leuthold also has been Chairman and portfolio manager of Leuthold & Anderson, Inc. since its organization in August, 1987, a portfolio manager of Leuthold, Weeden & Associates, L.P. since January, 1991 and Chairman of The Leuthold Group since November, 1981. Mr. Bjorgen is a portfolio manager of the Adviser and has been a senior analyst of The Leuthold Group since 1994. Mr. Floyd is a portfolio manager of the Adviser and has been a senior analyst of The Leuthold Group since November, 1981. Mr. Swenson is a portfolio manager of the Adviser and has been a senior analyst of The Leuthold Group since 2006. Mr. Paschke is a portfolio manager of the Adviser and has been a senior analyst of The Leuthold Group since 2000.

Consultants may be used by the Adviser to assist the portfolio managers of the Leuthold Global Clean Technology Fund in evaluating the clean technologies, innovations and solutions of potential Fund investments.

The Statement of Additional Information for the Funds, which is incorporated by reference into this Prospectus, provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Funds.

Prospectus   13

12b-1 Plans

Each of the Leuthold Global Clean Technology Fund (Retail Shares) and the Leuthold Hedged Equity Fund (Retail Shares) has adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act. This Plan allows each of the Funds to use up to 0.25% of its average daily net assets to pay sales, distribution and other fees for the sale of its shares and for services provided to investors. Because these fees are paid out of a Fund’s assets, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

The Institutional Shares of the Leuthold Global Clean Technology Fund and the Leuthold Hedged Equity Fund are not subject to any distribution (12b-1) fees.

The Funds’ Share Prices

The price at which investors purchase shares of a Fund and at which shareholders redeem shares of a Fund is called its net asset value. Each Fund normally calculates its net asset value as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time) on each day the New York Stock Exchange is open for trading. The New York Stock Exchange is closed on holidays and weekends. Each Fund calculates its net asset value based on the market prices of the securities (other than money market instruments) it holds. If market quotations are not available or reliable, each Fund will value securities at their fair value pursuant to procedures established by and under the supervision of its Board of Directors. The fair value of a security is the amount which the applicable Fund might reasonably expect to receive upon a current sale. The fair value of a security may differ from the last quoted price and the applicable Fund may not be able to sell a security at the fair value. Market quotations may not be available, for example, if trading in particular securities was halted during the day and not resumed prior to the close of trading on the New York Stock Exchange. Market quotations of foreign securities may not be reliable if events or circumstances that may affect the value of portfolio securities occur between the time of the market quotation and the close of trading on the New York Stock Exchange. The Funds value most money market instruments they hold at their amortized cost. Each Fund will process purchase orders that it receives and accepts and redemption orders that it receives prior to the close of regular trading on a day in which the New York Stock Exchange is open at the net asset value determined later that day. They will process purchase orders that they receive and accept and redemption orders that they receive after the close of regular trading at the net asset value determined at the close of regular trading on the next day the New York Stock Exchange is open.

Leuthold Global Clean Technology Fund’s NASDAQ symbol for its Retail Shares is “LGCTX” and its Institutional Shares is “LGCIX”. Leuthold Hedged Equity Fund’s NASDAQ symbol for its Retail Shares is “LHEQX” and its Institutional Shares is “LHEIX.”

Purchasing Shares

Shares of the Funds have not been registered for sale outside of the United States. The Funds generally do not sell shares to investors residing outside the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.

How to Purchase Shares from the Funds

➢	Read this Prospectus carefully.
➢	Determine how much you want to invest, keeping in mind the following minimums. (The Funds reserve the right to waive or reduce the minimum initial investment amounts described below for purchases made through certain retirement, benefit

14   Prospectus

and pension plans, or for certain classes of shareholders):

New accounts
Leuthold Global Clean Technology Fund (Institutional Class)	$1,000,000
Leuthold Hedged Equity Fund (Institutional Class)	$1,000,000
Individual Retirement Accounts (other than Institutional Class)	$1,000
Coverdell Education Savings Account	$1,000
All other accounts	$10,000	*

______________________
*The Funds may, but are not required to, accept initial investments of not less than $1,000 from investors who are related to, or affiliated with, shareholders who have invested $10,000 in the Funds.

Existing accounts
Dividend reinvestment	No Minimum
Automatic Investment Plan	$50
All other accounts	$100

➢	Complete the Purchase Application accompanying this Prospectus, carefully following the instructions. For additional investments, complete the Additional Investment Form attached to your Fund’s confirmation statements. (The Funds have additional Purchase Applications and Additional Investment Forms if you need them). In compliance with the USA PATRIOT Act of 2001, please note that the Transfer Agent will verify certain information on your Account Application as part of the Funds’ Anti-Money Laundering Program. As requested on the Application, you should supply your full name, date of birth, social security number and permanent street address. The Fund might request additional information about you (which may include certain documents, such as articles of incorporation for companies) to help the transfer agent verify your identity. Mailing addresses containing only a P. O. Box will not be accepted. If the Transfer Agent does not have a reasonable belief of the identity of a shareholder, the account will be rejected or you will not be allowed to perform a transaction on the account until such information is received. The Funds may also reserve the right to close the account within 5 business days if clarifying information/documentation is not received. If you have any questions, please call 1-800-273-6886.
➢	Make your check payable to “Leuthold Global Clean Technology Fund” or “Leuthold Hedged Equity Fund” as applicable. All checks must be in U.S. dollars drawn on U.S. banks. The Funds will not accept payment in cash or money orders. The Fund also does not accept cashier’s checks in amounts of less than $10,000. To prevent check fraud, the Funds will not accept third party checks, treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares. The Funds are unable to accept post dated checks, post dated online bill paychecks or any conditional order or payment. U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent, will charge a $25 fee against a shareholder’s account for any payment check returned for any reason. The shareholder will also be responsible for any losses suffered by a Fund as a result.

Send the application and check to:

FOR FIRST CLASS MAIL
Leuthold Funds, Inc.
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

FOR OVERNIGHT DELIVERY SERVICE
OR REGISTERED MAIL
Leuthold Funds, Inc.
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 3rd Floor
Milwaukee, WI 53202-5207

Prospectus   15

Please do not mail letters by overnight delivery service or registered mail to the Post Office Box address.

If you are making an initial investment in the Funds, before you wire funds, please contact the transfer agent by phone (1-800-273-6886) to make arrangements with a telephone service representative to submit your completed application via mail, overnight delivery, or facsimile. Upon receipt of your application, your account will be established and a service representative will contact you within 24 hours to provide an account number and wiring instructions. You may then contact your bank to initiate the wire using the instructions you were given. Before sending any subsequent investments by wire, please contact the transfer agent to advise them of your intent to wire funds.

Funds should be wired to:

U.S. Bank, N.A.
777 E. Wisconsin Ave.
Milwaukee, WI 53202
ABA #075000022

Credit:
U.S. Bancorp Fund Services, LLC
Account #112-952-137

Further Credit:
(name of Fund to be purchased)
(shareholder registration)
(shareholder account number)

Please remember that U.S. Bank, N.A. must receive your wired funds prior to the close of regular trading on the New York Stock Exchange for you to receive same day pricing. The Funds and U.S. Bank, N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve Wire system, or from incomplete wiring instructions.

Choosing a Share Class

Each of the Funds offers two classes of shares, Retail Shares and Institutional Shares. The two classes, which represent interests in the same portfolio of investments and have the same rights, differ primarily in the expenses to which they are subject and required investment minimums. Retail Shares of the Funds are subject to distribution (12b-1) fees of up to 0.25% of the applicable Fund’s average daily net assets allowable to Retail Shares, whereas Institutional Shares are not subject to any distribution fees.

Retail Shares are available for purchase by all types of investors. Institutional Shares are available only to shareholders who invest directly in the Funds or who invest through a broker-dealer, financial institution or servicing agent that does not receive a service fee from the Funds or the Adviser. There is also a higher minimum initial investment requirement with respect to Institutional Shares.

If you qualify as a purchaser of Institutional Shares, but your account is invested in Retail Shares, you may convert your Retail Shares to Institutional Shares based on the relative net asset values of the two Classes on the conversion date.

Purchasing Shares from Broker-Dealers, Financial Institutions and Others

Some broker-dealers may sell shares of the Funds. These broker-dealers may charge investors a fee either at the time of purchase or redemption. The fee, if charged, is retained by the broker-dealer and not remitted to the Funds or the Adviser. Some broker-dealers may purchase and redeem shares on a three day settlement basis.

The Funds may enter into agreements with broker-dealers, financial institutions or other service providers (“Servicing Agents”) that may include the Funds as investment alternatives in the programs they offer or administer. Depending on your Servicing Agent’s arrangements with the Funds, you may qualify to purchase Institutional Shares, which are subject to lower ongoing expenses. Please see “Choosing a Share Class” above for more information or contact your Servicing Agent. Servicing agents may:

16   Prospectus

➢	Become shareholders of record of the Funds. This means all requests to purchase additional shares and all redemption requests must be sent through the Servicing Agent. This also means that purchases made through Servicing Agents may not be subject to the Funds’ minimum purchase requirement.
➢	Use procedures and impose restrictions that may be in addition to, or different from, those applicable to investors purchasing shares directly from the Funds. Please contact your Servicing Agent for information regarding cut-off times for trading the Funds.
➢	Charge fees to their customers for the services they provide them. Also, the Funds and/or the Adviser may pay fees to Servicing Agents to compensate them for the services they provide their customers.
➢	Be allowed to purchase shares by telephone with payment to follow the next day. If the telephone purchase is made prior to the close of regular trading on the New York Stock Exchange, it will receive same day pricing.
➢	Be authorized to accept purchase orders on behalf of the Funds (and designate other Servicing Agents to accept purchase orders on behalf of the Funds). This means that the Funds will process the purchase order at the net asset value which is determined following the Servicing Agent’s (or its designee’s) acceptance of the customer’s order.

If you decide to purchase shares through Servicing Agents, please carefully review the program materials provided to you by the Servicing Agent because particular Servicing Agents may adopt policies or procedures that are separate from those described in this Prospectus. Investors purchasing or redeeming through a servicing agent need to check with the servicing agent to determine whether the servicing agent has entered into an agreement with the Fund. When you purchase shares of the Funds through a Servicing Agent, it is the responsibility of the Servicing Agent to place your order with the Funds on a timely basis. If the Servicing Agent does not place the order on a timely basis, or if it does not pay the purchase price to the Funds within the period specified in its agreement with the Funds, it may be held liable for any resulting fees or losses.

Other Information about Purchasing Shares of the Funds

The Funds may reject any share purchase application for any reason. The Funds will not accept initial purchase orders made by telephone, unless they are from a Servicing Agent which has an agreement with the Funds.

The Funds will not issue certificates evidencing shares purchased. Instead, the Funds will send investors a written confirmation for all purchases of shares.

The Funds offer an automatic investment plan allowing shareholders to make purchases, in amounts of $50 or more, on a regular and convenient basis. To use this service, the shareholder must authorize the transfer of funds from their checking or savings account by completing the Automatic Investment Plan section of the Purchase Application and attaching either a voided check or pre-printed savings deposit slip. The Automatic Investment Plan must be implemented with a financial institution that is a member of the Automated Clearing House. The transfer agent is unable to debit mutual fund or pass through accounts. If your payment is rejected by your bank, the transfer agent will charge a $25 fee to your account. Any request to change or terminate an Automatic Investment Plan should be submitted to the transfer agent five days prior to effective date.

The Funds offer a telephone purchase option for subsequent purchases pursuant to which money will be moved from the shareholder’s bank account to

Prospectus   17

the shareholder’s Fund account upon request. Only bank accounts held at domestic financial institutions that are Automated Clearing House (ACH) members can be used for telephone transactions. Fund shares are purchased at the net asset value determined as of the close of regular trading on the day U.S. Bancorp Fund Services, LLC receives the purchase order. If an account has more than one owner or authorized person, the Fund will accept telephone instructions from any one owner or authorized person. The minimum transaction amount for a telephone purchase is $100.

The Funds offer the following retirement plans:

Traditional IRA
Roth IRA
SEP IRA
Simple IRA

The Funds recommend that investors consult with a competent financial and tax advisor regarding the IRAs before investing through them. Investors can obtain further information about the automatic investment plan, the telephone purchase plan and the IRAs by calling 1-800-273-6886.

Redeeming Shares

How to Redeem (Sell) Shares by Mail

Prepare a letter of instruction containing:

➢	account number(s)
➢	the amount of money or number of shares being redeemed
➢	the name(s) on the account
➢	daytime phone number
➢	additional information that the Funds may require for redemptions by corporations, executors, administrators, trustees, guardians, or others who hold shares in a fiduciary or representative capacity. Please contact the Funds’ transfer agent, U.S. Bancorp Fund Services, LLC, in advance, at 1-800-273-6886 if you have any questions.

Sign the letter of instruction exactly as the shares are registered. Joint ownership accounts must be signed by all owners.

A signature guarantee will be required for the following situations:

➢	When redemption proceeds are payable or sent to any person, address or bank account not on record.
➢	The redemption request is received within 30 days after an address change.
➢	If ownership is changed on your account.
➢	When establishing or modifying certain services on an account.

In addition to the situations described above, the Funds and/or the Transfer Agent reserve the right to require a signature guarantee in other instances, based on the circumstances related to the particular situation. Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agent Medallion Program (STAMP).

A notarized signature is not an acceptable substitute for a signature guarantee.

18   Prospectus

Send the letter of instruction to:

FOR FIRST CLASS MAIL
Leuthold Funds, Inc.
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

FOR OVERNIGHT DELIVERY SERVICE
OR REGISTERED MAIL
Leuthold Funds, Inc.
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 3rd Floor
Milwaukee, WI 53202-5207

Please do not mail letters by overnight delivery service or registered mail to the Post Office Box address.

How to Redeem (Sell) Shares by Telephone

Instruct U.S. Bancorp Fund Services, LLC that you want the option of redeeming shares by telephone. This can be done by completing the appropriate section on the Purchase Application. Shares held in IRAs cannot be redeemed by telephone. In order to arrange for telephone redemptions after an account has been opened or to change the bank account, or address designated to receive redemption proceeds, a written request must be sent to the transfer agent. The request must be signed by each shareholder of the account and may require a signature guarantee. Further documentation may be requested from corporations, executors, administrators, trustees and guardians.

Assemble the same information that you would include in the letter of instruction for a written redemption request. Once a telephone transaction has been placed, it cannot be canceled or modified. If an account has more than one owner or authorized person, the Fund will accept telephone instructions from any one owner or authorized person.

Call U.S. Bancorp Fund Services, LLC at 1-800-273-6886. Please do not call the Funds or the Adviser.

How to Redeem using a Systematic Withdrawal Plan

Instruct U.S. Bancorp Fund Services, LLC that you want to set up a Systematic Withdrawal Plan. This can be done by completing the appropriate section on the Purchase Application. You may choose to receive a minimum amount of $100 on any day of the month. Payments can be made by check to your address of record, or by electronic funds transfer through the Automated Clearing House (ACH) network directly to your predetermined bank account. Your Fund account must have a minimum balance of $10,000 to participate in this Plan. This Plan may be terminated at any time by the Funds and you may terminate the Plan, by contacting U.S. Bancorp Fund Services, LLC in writing. Any notification of change or termination should be provided to the transfer agent in writing at least five days prior to effective date. The Systematic Withdrawal Plan is not available to holders of Institutional Shares of the Funds.

A withdrawal under the Plan involves a redemption of shares and may result in a gain or loss for federal income tax purposes. In addition, if the amount withdrawn exceeds the dividends credited to your account, the account ultimately may be depleted.

How to Redeem (Sell) Shares through Servicing Agents

If your shares are held by a Servicing Agent, you must redeem your shares through the Servicing Agent. Contact the Servicing Agent for instructions on how to do so.

Redemption Price

The redemption price per share you receive for redemption requests is the next determined net asset value after:

➢	U.S. Bancorp Fund Services, LLC receives your written request in proper form with all required information.

Prospectus   19

➢	U.S. Bancorp Fund Services, LLC receives your authorized telephone request with all required information.
➢	A Servicing Agent (or its designee) that has been authorized to accept redemption requests on behalf of the Funds receives your request in accordance with its procedures.

Payment of Redemption Proceeds

➢	For those shareholders who redeem shares by mail, U.S. Bancorp Fund Services, LLC will mail a check in the amount of the redemption proceeds typically on the business day following the redemption, but no later than the seventh day after it receives the written request in proper form with all required information.
➢	For those shareholders who redeem by telephone, U.S. Bancorp Fund Services, LLC will either mail a check in the amount of the redemption proceeds no later than the seventh day after it receives the redemption request, or transfer the redemption proceeds to your designated bank account if you have elected to receive redemption proceeds by either Electronic Funds Transfer or wire. An Electronic Funds Transfer generally takes 2 to 3 business days to reach the shareholder’s account whereas U.S. Bancorp Fund Services, LLC generally wires redemption proceeds on the business day following the calculation of the redemption price. However, the Funds may direct U.S. Bancorp Fund Services, LLC to pay the proceeds of a telephone redemption on a date no later than the seventh day after the redemption request.
➢	Those shareholders who redeem shares through Servicing Agents will receive their redemption proceeds in accordance with the procedures established by the Servicing Agent.
➢	The Leuthold Global Clean Technology Fund imposes a redemption fee equal to 2% of the dollar value of the shares redeemed within 30 calendar days of the date of purchase, and the Leuthold Hedged Equity Fund imposes a redemption fee equal to 2% of the dollar value of the shares redeemed within 5 business days of the date of purchase. The redemption fee does not apply to shares purchased through reinvested distributions (dividends and capital gains) or through the automatic investment plan, shares held in retirement plans (if the plans request a waiver of the fee) or shares redeemed through designated systematic withdrawal plans.

Other Redemption Considerations

When redeeming shares of the Funds, shareholders should consider the following:

➢	The redemption may result in a taxable gain.
➢	Shareholders who redeem shares held in an IRA must indicate on their redemption request whether or not to withhold federal income taxes. If not, these redemptions will be subject to federal income tax withholding.
➢	The Funds may delay the payment of redemption proceeds for up to seven days in all cases. In addition, the Fund can suspend redemptions and/or postpone payments or redemption proceeds beyond seven days at times when the New York Stock Exchange is closed or during emergency circumstances, as determined by the Securities and Exchange Commission.
➢	If you purchased shares by check, the Funds may delay the payment of redemption proceeds until they are reasonably satisfied the check has cleared (which may take up to 15 days from the date of purchase).

20   Prospectus

➢	U.S. Bancorp Fund Services, LLC will send the proceeds of a redemption to an address or account other than that shown on its records only if the shareholder has sent in a written request with signatures guaranteed.
➢	U.S. Bancorp Fund Services, LLC will not accept telephone redemption requests made within 30 days after an address change.
➢	The Funds reserve the right to refuse a telephone redemption request if it believes it is advisable to do so. The Funds and U.S. Bancorp Fund Services, LLC may modify or terminate their procedures for telephone redemptions at any time. Neither the Funds nor U.S. Bancorp Fund Services, LLC will be liable for following instructions for telephone redemption transactions that they reasonably believe to be genuine, provided they use reasonable procedures to confirm the genuineness of the telephone instructions. They may be liable for unauthorized transactions if they fail to follow such procedures. These procedures include requiring some form of personal identification prior to acting upon the telephone instructions and recording all telephone calls. During periods of substantial economic or market change, telephone redemptions may be difficult to implement. If a shareholder cannot contact U.S. Bancorp Fund Services, LLC by telephone, he or she should make a redemption request in writing in the manner described earlier.
➢	U.S. Bancorp Fund Services, LLC currently charges a fee of $15 when transferring redemption proceeds to your designated bank account by wire but does not charge a fee when transferring redemption proceeds by Electronic Funds Transfer.
➢	If your account balance falls below $1,000 with respect to Retail Shares, or falls below $1,000,000 with respect to Institutional Shares, for any reason, you will be given 60 days to make additional investments so that your account balance is $1,000 or more, or $1,000,000 or more, as applicable. If you do not, the Fund may close your account and mail the redemption proceeds to you, or, with respect to Institutional Shares, the Fund may convert your Institutional Shares to Retail Shares. Any such conversion will occur at the relative net asset value of the two share Classes, without the imposition of any fees or other charges. Where a retirement plan or other financial intermediary holds Institutional Shares on behalf of its participants or clients, the above policy applies to any such participants or clients when they roll over their accounts with the retirement plan or financial intermediary into an individual retirement account and they are not otherwise eligible to purchase Institutional Shares.

Frequent Purchases and Redemptions of Shares of the Funds

Frequent purchases and redemptions of a Fund’s shares by a shareholder may harm other shareholders of such Fund by interfering with the efficient management of the Fund’s portfolio, increasing brokerage and administrative costs, and potentially diluting the value of their shares. Accordingly, the Board of Directors discourages frequent purchases and redemptions of shares of the Funds by:

1.	Reserving the right to reject any purchase order for any reason or no reason, including purchase orders from potential investors that these Funds believe might engage in frequent purchases and redemptions of fund shares;
2.	Imposing a 2% redemption fee on redemptions or exchanges that occur within 30 calendar days of the purchase of shares of the Leuthold Global

Prospectus   21

Clean Technology Fund and within 5 business days of the purchase of shares of the Leuthold Hedged Equity Fund.

The redemption fee does not apply to retirement plans (if the plans request and receive a waiver of the fee), but otherwise applies to all investors in these Funds, including those who invest through omnibus accounts at intermediaries such as broker-dealers. The Funds rely on intermediaries to determine when a redemption occurs within 30 calendar days of purchase with respect to the Leuthold Global Clean Technology Fund or within 5 business days of purchase with respect to the Leuthold Hedged Equity Fund. Shareholders purchasing shares through an intermediary should contact the intermediary or refer to their account agreement or plan document for information about how the redemption fee for transactions in the intermediary’s omnibus accounts works and any differences between the Fund’s redemption fee procedures and the intermediary’s redemption fee procedures. The right to reject an order applies to any order, including an order placed from an omnibus account or a retirement plan. Although these Funds have taken steps to discourage frequent purchases and redemptions of Fund shares, they cannot guarantee that such trading will not occur. These Funds may, in their sole discretion, waive the redemption fee in the case of death, disability, hardship or other limited circumstances that do not indicate market timing strategies.

Exchanging Shares

Eligible Funds

Retail Class shares of the Funds may be exchanged for shares of:

➢	Leuthold Global Clean Technology Fund (Retail Class only)
➢	Leuthold Hedged Equity Fund (Retail Class only)
➢	Leuthold Asset Allocation Fund (Retail Class only)
➢	Leuthold Select Equities Fund
➢	Leuthold Undervalued & Unloved Fund
➢	Leuthold Global Fund (Retail Class only)
➢	Grizzly Short Fund
➢	Leuthold Core Investment Fund (Retail Class only, if open for investment)
➢	Leuthold Select Industries Fund (if open for investment)
➢	First American Prime Obligations Fund

at their relative net asset values. Institutional Class shares of the Funds may be exchanged for Retail Class shares or Institutional Class shares of the other Leuthold Funds or for shares of the First American Prime Obligations Fund at their relative net asset values. An affiliate of U.S. Bancorp Fund Services, LLC, advises First American Prime Obligations Fund, a money market mutual fund. Please call 1-800-273-6886 for a prospectus describing First American Prime Obligations Fund. You may have a taxable gain or loss as a result of an exchange because the Internal Revenue Code treats an exchange as a sale of shares. The Leuthold Global Clean Technology Fund imposes a fee equal to 2% of the dollar value of the shares exchanged within 30 calendar days of the date of purchase, and the Leuthold Hedged Equity Fund imposes a fee equal to 2% of the dollar value of the shares exchanged within 5 business days of the date of purchase. This fee does not apply to shares purchased through reinvested distributions (dividends and capital gains), shares held in retirement plans or shares redeemed through designated systematic withdrawal plans.

The exchange fee operates in the same manner as the redemption fee discussed under the caption “Frequent Purchases and Redemptions of Shares of the Funds” on page 21, including the ability of the Funds to waive the exchange fee in certain limited circumstances.

How to Exchange Shares

1.	Read this Prospectus (and, if applicable, the prospectus for First American Prime Obligations Fund) carefully.

22   Prospectus

2.	Determine the number of shares you want to exchange keeping in mind that exchanges are subject to a $10,000 minimum.
3.	Call U.S. Bancorp Fund Services, LLC at 1-800-273-6886. The transfer agent currently charges a fee of $5 when exchanging proceeds by telephone. You may also make an exchange by writing to Leuthold Funds, Inc., c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

Dividends, Distributions
and Taxes

The Funds distribute substantially all of their net investment income quarterly and substantially all of their capital gains annually. You have three distribution options:

Automatic Reinvestment Option — Both dividend and capital gains distributions will be reinvested in additional shares of the Funds.

Cash Dividend Option — Dividends will be paid in cash and capital gains will be reinvested in additional shares of the Funds.

All Cash Option — Both dividend and capital gains distributions will be paid in cash.

If you elect to receive your distribution in cash and the U.S. Postal Service cannot deliver your check, or if a check remains uncashed for six months, the Funds reserve the right to reinvest the distribution check in the shareholder’s account at the Funds’ then current net asset value and to reinvest subsequent distributions.

You may make your distribution election on the Purchase Application. You may change your election by writing to U.S. Bancorp Fund Services, LLC or by calling 1-800-273-6886.

Each Fund’s distributions, whether received in cash or additional shares, may be subject to federal and state income tax. These distributions may be taxed as ordinary income (although a portion of each Fund’s dividends may be taxable to investors at the lower rate applicable to dividend income) and capital gains (which may be taxed at different rates depending on the length of time the applicable Fund holds the assets generating the capital gains). The Funds expect that normally their distributions will consist of both ordinary income and short-term and long-term capital gains.

Prospectus   23

Financial Highlights

The financial highlights table is intended to help you understand each Fund’s financial performance for the period of its operations. The Funds are newly organized and therefore have not yet had any operations as of the date of this Prospectus.

24   Prospectus

Leuthold Weeden Capital Management &
Leuthold Funds, Inc.

Notice of Privacy Policy & Practices

Leuthold(1) recognizes and respects the privacy expectations of our customers. We are providing this notice to you so that you will know what kinds of information we collect about our customers and the circumstances in which that information may be disclosed to third parties not affiliated with Leuthold.

We collect non-public personal information about our customers from the following sources:

•  Account Applications and other forms, which may include a customer’s name, address, social security number and information about a customer’s investment goals and risk tolerance;

•  Account History, including information about the transactions and balances in a customer’s accounts; and

•  Correspondence, written, telephonic or electronic between a customer and Leuthold or service providers to Leuthold.

We may disclose all of the information described above to certain third parties who are not affiliated with Leuthold to process or service a transaction at your request or as permitted by law — for example, sharing information with companies who maintain or service customer accounts for Leuthold is permitted and is essential for us to provide you with necessary or useful services with respect to your accounts.

We maintain, and require service providers to Leuthold to maintain, policies designed to ensure only appropriate access to, and use of, information about our customers and to maintain physical, electronic and procedural safeguards that comply with federal standards to guard non-public personal information of our customers. When information about Leuthold’s customers is disclosed to non-affiliated third parties, we require that the third party maintain the confidentiality of the information disclosed and limit the use of information by the third party solely to the purposes for which the information is disclosed or as otherwise permitted by law.

We permit only authorized individuals who are trained in the proper handling of individual investor information, and who need to access this information to perform their duties, to have access to your personal information. In addition, all of our employees are subject to our internal policies, which are reinforced in our Employee Manual and we maintain physical, electronic and procedural safeguards to protect your nonpublic personal information from unauthorized use.

We will adhere to the policies and practices described in this notice regardless of whether you are a current or former customer of Leuthold.

______________________________
1  For purposes of this notice, the term “Leuthold” includes Leuthold Weeden Capital Management and Leuthold Funds, Inc.

Not part of the prospectus.

To learn more about the Leuthold Global Clean Technology Fund and the Leuthold Hedged Equity Fund, you may want to read their Statement of Additional Information (or “SAI”) which contains additional information about the Funds. The Funds have incorporated by reference, the SAI into the Prospectus. This means that you should consider the contents of the SAI to be part of the Prospectus.

You also may learn more about the Funds’ investments by reading the Funds’ annual and semi-annual reports to shareholders. The annual report includes a discussion of the market conditions and investment strategies that significantly affected the performance of the Funds during their last fiscal year.

The SAI and the annual and semi-annual reports are all available to shareholders and prospective investors without charge, simply by calling U.S. Bancorp Fund Services, LLC at 1-800-273-6886. The Funds also make available the SAI and the annual and semi-annual reports, free of charge, on their Internet website (http://www.leutholdfunds.com).

Prospective investors and shareholders who have questions about the Funds may also call the following number or write to the following address.

Leuthold Funds, Inc.
33 South Sixth Street, Suite 4600
Minneapolis, MN 55402
800-273-6886

The general public can review and copy information about the Funds (including the SAI) at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. (Please call 1-202-551-8090 for information on the operations of the Public Reference Room.) Reports and other information about the Funds are also available on the EDGAR Database on the Securities and Exchange Commission’s Internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to:

Public Reference Section
Securities and Exchange Commission
Washington, D.C. 20549-1520

Please refer to the Funds’ Investment Company Act File No. 811-09094 when seeking information about the Funds from the Securities and Exchange Commission.